CASH FLOW INFORMATION - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	$ 55,818	$ 60,305
Changes in cash flows	(24,257)	(5,148)
Foreign exchange adjustments	(1,342)	484
Acquisition lease	831	177
Other changes	(6)	(1)
Remeasurement	(1)	1
Balance at December 31	31,043	55,818
Interest -bearing loans and borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	53,737	57,731
Changes in cash flows	(23,521)	(4,457)
Foreign exchange adjustments	(1,246)	463
Acquisition lease	0	0
Other changes	0	0
Remeasurement	0	0
Balance at December 31	28,970	53,737
Lease liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	2,081	2,574
Changes in cash flows	(736)	(691)
Foreign exchange adjustments	(96)	21
Acquisition lease	831	177
Other changes	(6)	(1)
Remeasurement	(1)	1
Balance at December 31	$ 2,073	$ 2,081